UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Holding Inc.
         --------------------------------------------------
Address           711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York     February 10, 2006
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                              32

Form 13F Information Table Value Total:                    $ 326,499,512
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.     28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

ITEM 1                       ITEM 2     ITEM 3           ITEM 4        ITEM 5

                                                                TOTAL
 NAME OF ISSUER              CLASS      CUSIP NUMBER            VALUE        POSITION    CLASS
BERKSHIRE HATHAWAY INC DEL    CL A        084670108      26,586,000.00          300.00     SHS
CENTENE CORP DEL              COM         15135B101       2,113,190.20       80,380.00     SHS
COCA COLA CO                  COM         191216100      94,644,655.20    2,347,920.00     SHS
CONVERA CORP                  CL A        211919105       1,716,660.00      173,400.00     SHS
CONVERA CORP                  CL A        211919105       4,950,000.00      500,000.00     SHS
CONVERA CORP                  CL A        211919105      31,460,675.40    3,177,846.00     SHS
CONVERA CORP                  CL A        211919105         475,200.00       48,000.00     SHS
CONVERA CORP                  CL A        211919105      14,701,500.00    1,485,000.00     SHS
CONVERA CORP                  CL A        211919105           2,475.00          250.00     SHS
CONVERA CORP                  CL A        211919105         990,000.00      100,000.00     SHS
CONVERA CORP                  CL A        211919105         297,000.00       30,000.00     SHS
CONVERA CORP                  CL A        211919105         660,003.30       66,667.00     SHS
CONVERA CORP                  CL A        211919105      62,489,562.30    6,312,077.00     SHS
EXPEDIA INC DEL               COM         30212P105      26,542,432.76    1,107,781.00     SHS
EXPEDIA INC DEL               COM         30212P105       2,046,759.04       85,424.00     SHS
EXPEDIA INC DEL               COM         30212P105         530,905.68       22,158.00     SHS
EXPEDIA INC DEL               COM         30212P105         412,567.24       17,219.00     SHS
HOUSEVALUES INC               COM         44183Y102         499,432.00       38,300.00     SHS
IAC INTERACTIVECORP           COM NEW     44919P300      31,361,280.11    1,107,781.00     SHS
IAC INTERACTIVECORP           COM NEW     44919P300       2,418,353.44       85,424.00     SHS
IAC INTERACTIVECORP           COM NEW     44919P300         741,014.25       26,175.00     SHS
IAC INTERACTIVECORP           COM NEW     44919P300         487,469.89       17,219.00     SHS
IBIS TECHNOLOGY CORP          COM         450909106          35,000.00       10,000.00     SHS
INFINITY PPTY & CAS CORP      COM         45665Q103         558,150.00       15,000.00     SHS
INTEL CORP                    COM         458140100      12,480,000.00      500,000.00     SHS
KNOT INC                      COM         499184109       2,402,400.00      210,000.00     SHS
MANNKIND CORP                 COM         56400P201       1,005,304.06       89,281.00     SHS
NASDAQ STOCK MARKET INC       COM         631103108         309,584.00        8,800.00     SHS
ONVIA INC                     COM NEW     68338T403         302,250.00       75,000.00     SHS
OPSWARE INC                   COM         68383A101         958,408.50      141,150.00     SHS
PRICELINE COM INC             COM NEW     741503403       2,160,576.00       96,800.00     SHS
PRICELINE COM INC             COM NEW     741503403         160,704.00        7,200.00     SHS
                                                      ----------------

                                                        326,499,512
                                                      =================




           ITEM 1                         ITEM 6                ITEM 7          ITEM 8
                                ---INVESTMENT DISCRETION---             ---VOTING AUTHORITY---
                                  (a)        (b)       (C)                 (a)      (b)          (C)
       NAME OF ISSUER            SOLE      SHARED    OTHER    MANAGERS    SOLE     SHARE        Other

BERKSHIRE HATHAWAY INC DEL                      300                 1        300
CENTENE CORP DEL                              80380                        80380
COCA COLA CO                                2347920                 1    2347920
CONVERA CORP                                 173400                 1     173400
CONVERA CORP                                 500000                 1     500000
CONVERA CORP                                3177846                 1    3177846
CONVERA CORP                                  48000                 1      48000
CONVERA CORP                                1485000                 1    1485000
CONVERA CORP                                    250                          250
CONVERA CORP                                 100000                       100000
CONVERA CORP                                  30000                        30000
CONVERA CORP                                  66667                        66667
CONVERA CORP                    6312077                                  6312077
EXPEDIA INC DEL                             1107781                 1    1107781
EXPEDIA INC DEL                               85424                 1      85424
EXPEDIA INC DEL                               22158                        22158
EXPEDIA INC DEL                   17219                                    17219
HOUSEVALUES INC                               38300                        38300
IAC INTERACTIVECORP                         1107781                 1    1107781
IAC INTERACTIVECORP                           85424                 1      85424
IAC INTERACTIVECORP                           26175                        26175
IAC INTERACTIVECORP               17219                                    17219
IBIS TECHNOLOGY CORP                          10000                        10000
INFINITY PPTY & CAS CORP                      15000                        15000
INTEL CORP                                   500000                 1     500000
KNOT INC                                     210000                       210000
MANNKIND CORP                                 89281                 1      89281
NASDAQ STOCK MARKET INC                        8800                 1       8800
ONVIA INC                                     75000                        75000
OPSWARE INC                                  141150                       141150
PRICELINE COM INC                             96800                 1      96800
PRICELINE COM INC                              7200                 1       7200



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